Property and equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Depreciated assets	$ 240
Right-of-use, net carrying amount of property and equipment	$ 1,931	$ 1,990